INVESTMENTS IN SUBSIDIARIES - Summarized income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summarized income statement
Revenue	$ 4,399	$ 4,004	$ 3,698
Profit before tax from continuing operations	785	704	559
Income taxes	(194)	(217)	(179)
Profit / (loss) for the period	591	487	(2,450)
Total comprehensive income / (loss)	251	279	347
Attributed to NCIs	62	58	76
KaR-Tel
Summarized income statement
Revenue	807	774	692
Operating expenses	(555)	(487)	(423)
Other expenses	(17)	(28)	(11)
Profit before tax from continuing operations	235	259	258
Income taxes	(54)	(57)	(57)
Profit / (loss) for the period	181	202	201
Total comprehensive income / (loss)	181	202	201
Attributed to NCIs	45	$ 51	$ 50
KGL
Summarized income statement
Revenue	1,157
Operating expenses	(883)
Other expenses	(76)
Profit before tax from continuing operations	198
Income taxes	(74)
Profit / (loss) for the period	124
Total comprehensive income / (loss)	124
Attributed to NCIs	$ 13